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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2012

                Check here if Amendment [_]; Amendment Number:
                  This Amendment (Check only one.):
                          [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SkyTop Capital Management LLC

Address:  595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number: 28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Justin Wallentin

Title:    Chief Financial Officer

Phone:    (212) 554-2396

Signature, Place, and Date of Signing:


  /s/ Justin Wallentin    New York, NY    February 13, 2013
     (Name)               (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   17 Items

Form 13F Information Table Value Total:   $156,237 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1                Column 2       Column 3    Column 4   Column 5       Column 6  Column 7  Column 8
                                                           Market Value                                     Voting
       Name of Issuer           Title of Class    CUSIP     (x $1000)   Shares/   Sh/  Invstmt    Other    Authority
                                                                        Prn Amt.  Prn  Discretn  Managers    Sole
   AMERICAN INTL GROUP INC         COM NEW       026874784   12,731       360,647 SH    SOLE      NONE      360,647
CHARTER COMMUNICATIONS INC D       CL A NEW      16117M305   12,391       162,527 SH    SOLE      NONE      162,527
        CIT GROUP INC              COM NEW       125581801    4,218       109,149 SH    SOLE      NONE      109,149
     DOLLAR GEN CORP NEW             COM         256677105    4,189        95,000 SH    SOLE      NONE      95,000
         GOOGLE INC                  CL A        38259P508   10,519        14,870 SH    SOLE      NONE      14,870
         GENCORP INC                 COM         368682100     724         79,169 SH    SOLE      NONE      79,169
    KINDER MORGAN INC DEL      *W EXP 05/25/201  49456B119   16,670     4,410,085 SH    SOLE      NONE     4,410,085
  LIBERTY INTERACTIVE CORP      INT COM SER A    53071M104   10,992       558,535 SH    SOLE      NONE      558,535
  LIBERTY MEDIA CORPORATION     LIB CAP COM A    530322106    6,380        54,999 SH    SOLE      NONE      54,999
     LOUISIANA PAC CORP              COM         546347105   12,186       630,738 SH    SOLE      NONE      630,738
       PBF ENERGY INC                CL A        69318G106    2,799        96,337 SH    SOLE      NONE      96,337
         PHILLIPS 66                 COM         718546104   10,652       200,600 SH    SOLE      NONE      200,600
     REALOGY HLDGS CORP              COM         75605Y106   11,486       273,743 SH    SOLE      NONE      273,743
        SEMGROUP CORP                CL A        81663A105   15,198       388,896 SH    SOLE      NONE      388,896
  SIX FLAGS ENTMT CORP NEW           COM         83001A102    3,250        53,100 SH    SOLE      NONE      53,100
     UNITED RENTALS INC              COM         911363109    8,792       193,150 SH    SOLE      NONE      193,150
         U S G CORP                COM NEW       903293405   13,060       465,265 SH    SOLE      NONE      465,265

                                                             156,237    8,146,810                          8,146,810